RETIREMENT BENEFIT PLANS (Changes In Projected Benefit Obligation And Fair Value Of Plan Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Interest cost	$ 556	$ 582	$ 650
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Plan assets at fair value, beginning of year	14,080
Plan assets at fair value, end of year	14,694	14,080
Foreign Pension Plans, Defined Benefit | Change In Projected Benefit Obligation
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation, beginning of year	13,918	12,556
Interest cost	556	582
Benefits paid	(506)	(604)
Actuarial loss (gain)	881	807
Effect of foreign currency exchange rates	333	577
Projected benefit obligation, end of year	15,182	13,918
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Benefits paid	(506)	(604)
Foreign Pension Plans, Defined Benefit | Change In Plan Assets
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefits paid	(493)	(591)
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Plan assets at fair value, beginning of year	14,080	13,226
Actual return on plan assets	(6)	41
Employer contributions	826	797
Benefits paid	(493)	(591)
Effect of foreign currency exchange rates	287	607
Plan assets at fair value, end of year	$ 14,694	$ 14,080